Long-Term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Prepaid Expenses [Abstract]
Schedule of Long-Term Prepaid Expenses

Long-term prepaid expenses were comprised of the following:

	December 31, 2024	December 31, 2023
Prepaid expenses for public infrastructure	$7,583,098	$7,963,659
Less: accumulated amortization	(365,112)	(206,466)
Total	$7,217,986	$7,757,193